EMPLOYEE BENEFIT PLANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plans, Estimated Future Employer Contributions in Current Fiscal Year	$ 0
Defined Contribution Plan, Maximum Annual Contribution Percent by Employee	50.00%
Pension Contributions	0
Pension Expense	(1,137,000)	5,496,000	(481,000)
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	55,591,000	67,678,000
Service cost	4,119,000	3,705,000	3,483,000
Interest cost	2,388,000	2,319,000	2,550,000
Amendments	0	124,000
Actuarial gain (loss)	6,025,000	(6,745,000)
Benefits paid, excluding settlement	(8,343,000)	(1,111,000)
Settlement	0	(10,379,000)
Benefit obligation at end of year	59,780,000	55,591,000	67,678,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	131,647,000	123,716,000
Actual return on plan assets	10,022,000	19,421,000
Employer contribution	0	0
Benefits paid, excluding settlement	(8,343,000)	(1,111,000)
Settlements	0	(10,379,000)
Fair value of plan assets at end of year	133,326,000	131,647,000	123,716,000
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Assets	73,546,000	76,056,000
Liabilities	0	0
Net amount recognized	73,546,000	76,056,000
Defined Benefit Plan, Accumulated Other Comprehensive Income (Loss), after Tax [Abstract]
Net actuarial loss	31,644,000	28,411,000
Net prior service cost	(3,159,000)	(3,573,000)
Deferred tax assets	(10,581,000)	(9,273,000)
Net amount recognized	17,904,000	15,565,000	31,338,000	34,136,000
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	2,339,000	(15,773,000)	(2,798,000)
Accumulated benefit obligation	59,063,000	53,664,000
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	4,119,000	3,705,000	3,483,000
Interest cost	2,388,000	2,319,000	2,550,000
Expected return on plan assets	(9,055,000)	(8,988,000)	(9,055,000)
Amortization of prior service cost	(413,000)	(423,000)	(423,000)
Defined Benefit Plan, Amortization of Gains (Losses)	1,824,000	2,709,000	2,964,000
Settlement loss	0	6,174,000	0
Net periodic benefit (income) cost	(1,137,000)	5,496,000	(481,000)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Gain (Loss), before Tax	5,058,000	(17,178,000)	(1,954,000)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, before Tax	0	124,000	0
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Prior Service Cost, before Tax	413,000	423,000	423,000
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax	(1,824,000)	(2,709,000)	(2,964,000)
Other Comprehensive Income, Defined Benefit Plans Recognized Net Gain (Loss) Due To Settlements, before Tax	0	(6,174,000)	0
Total recognized in accumulated other comprehensive income	3,647,000	(25,514,000)	(4,495,000)
Total recognized in net periodic benefit cost and accumulated other comprehensive income	2,510,000	(20,018,000)	(4,976,000)
Amortization of loss	1,780,000	1,926,000	3,248,000
Amortization of prior service credit	(413,000)	(413,000)	(423,000)
Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	3.76%	4.62%
Rate of compensation increase	3.50%	3.50%
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	4.62%	3.73%
Expected return on plan assets	7.50%	7.50%
Rate of compensation increase	3.50%	3.50%
Fair value measurments	133,326,000	131,647,000	123,716,000
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2015	4,436,000
2016	5,946,000
2017	4,433,000
2018	5,089,000
2019	4,442,000
Thereafter	26,926,000
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan, Cost Recognized	0	2,400,000	2,600,000
Maximum annual contribution per employee, percent	4.00%
Employer matching contribution, percent on first 3% of Earnings	100.00%
Defined Contribution Plan Employee Contribution Percent on which employer matches half of next 2 percent of earnings	50.00%
Cash Surrender Value of Life Insurance	93,000,000	88,700,000
Defined Benefit Plan, Fair Value of Plan Assets Excluding Accrued Interest and Dividends	133,326,000	131,647,000
Fair Value, Inputs, Level 1 [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets Excluding Accrued Interest and Dividends	133,326,000	131,647,000
Fair Value, Inputs, Level 2 [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets Excluding Accrued Interest and Dividends	0	0
Fair Value, Inputs, Level 3 [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets Excluding Accrued Interest and Dividends	0	0
Cash
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	172,000	126,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	172,000	126,000
Cash | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	172,000	126,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	172,000	126,000
Cash | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Cash | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Fixed income mutual funds
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	50,277,000
Fair value of plan assets at end of year	49,938,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	49,938,000
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined Benefit Plan, Target Plan Asset Allocations	40.00%
Fixed income mutual funds | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	49,938,000	50,277,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	49,938,000	50,277,000
Fixed income mutual funds | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Fixed income mutual funds | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Equity mutual funds
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	81,244,000
Fair value of plan assets at end of year	83,216,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	83,216,000
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined Benefit Plan, Target Plan Asset Allocations	60.00%
Equity mutual funds | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	83,216,000	81,244,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	83,216,000	81,244,000
Equity mutual funds | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Equity mutual funds | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	$ 0	$ 0